United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19428

Form 13F File Number:28-12324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       5/18/12
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total: 151,166
                                       (thousands)
List of Other Included Managers: None


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FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS  SOLE SHARED   NONE
-------------------------     -------------   --------   -------  -------   -- --- ------  -------  ----  -----  ---

Cooper Industries Ord         Common Stock    G24140108        448     7,000SH     SOLE                              7,000
Abbott Laboratories           Common Stock    002824100        971    15,848SH     SOLE                             15,848
Altria Group Inc              Common Stock    02209S103        233     7,535SH     SOLE                              7,535
Amazon.com                    Common Stock    023135106       8825    43,577SH     SOLE                             43,577
American Express              Common Stock    025816109       2127    36,754SH     SOLE                             36,754
American Tower                Common Stock    03027X100      20493   325,177SH     SOLE                            325,177
Anadarko Petroleum            Common Stock    032511107        909    11,600SH     SOLE                             11,600
Apple Computer Inc            Common Stock    037833100        360       600SH     SOLE                                600
Athenahealth Inc              Common Stock    04685W103      15779   212,890SH     SOLE                            212,890
Auto Data Processing          Common Stock    053015103        486     8,800SH     SOLE                              8,800
Berkshire Hathaway Cl A       CL A            084670108        853         7SH     SOLE                                  7
Berkshire Hathaway Cl B       CL B            084670207        250     3,075SH     SOLE                              3,075
Cigna                         Common Stock      125509109      596    12,095SH     SOLE                             12,095
Chevron Texaco                Common Stock      166764100      489     4,560SH     SOLE                              4,560
Coca Cola Company             Common Stock      191216100      711     9,608SH     SOLE                              9,608
DFC Global Corp               Common Stock    23324T107        283    15,000SH     SOLE                             15,000
DTS Inc                       Common Stock    23335C101       6393   211,560SH     SOLE                            211,560
Destination Maternity Co      Common Stock    25065D100       1571    84,590SH     SOLE                             84,590
Devon Energy New              Common Stock    25179M103        427     6,000SH     SOLE                              6,000
Dunn & Bradstreet Copr. New   Common Stock    26483E100        254     3,000SH     SOLE                              3,000
eBay                          Common Stock      278642103     7240   196,200SH     SOLE                            196,200
Electronic Arts               Common Stock      285512109     3323   201,578SH     SOLE                            201,578
Esco Technologies             Common Stock      296315104      466    12,680SH     SOLE                             12,680
Euronet Worldwide             Common Stock      298736109     1614    77,247SH     SOLE                             77,247
Exxon Mobil                   Common Stock    30231G102       6623    76,360SH     SOLE                             76,360
General Electric              Common Stock      369604103      635    31,648SH     SOLE                             31,648
Genworth Financial Inc        Common Stock    37247D106        116    14,000SH     SOLE                             14,000
Glaxosmithkline Plc           Common Stock    37733W105        226     5,033SH     SOLE                              5,033
Google Inc Class A            CL A            38259P508        995     1,551SH     SOLE                              1,551
I C U Medical                 Common Stock    44930G107       1410    28,675SH     SOLE                             28,675
Intl Business Machines        Common Stock      459200101      609     2,918SH     SOLE                              2,918
Johnson & Johnson             Common Stock      478160104     2386    36,171SH     SOLE                             36,171
Legg Mason Inc                Common Stock      524901105      706    25,260SH     SOLE                             25,260
Merck & Co Inc                Common Stock    58933Y105        508    13,230SH     SOLE                             13,230
Microsoft                     Common Stock      594918104     1240    38,430SH     SOLE                             38,430
Netflix Inc                   Common Stock    64110L106      18160   157,862SH     SOLE                            157,862
Northern Trust Corporation    Common Stock      665859104      473     9,966SH     SOLE                              9,966
Oracle                        Common Stock    68389X105        437    15,000SH     SOLE                             15,000
Penn Virginia Corp            Common Stock      707882106      434    95,419SH     SOLE                             95,419
Penn Virginia Res Ptnrs       Com Unit R Lim    707884102      809    37,070SH     SOLE                             37,070
Pfizer Incorporated           Common Stock      717081103      326    14,400SH     SOLE                             14,400
Philip Morris Intl Inc        Common Stock      718172109      668     7,535SH     SOLE                              7,535
T Rowe Price Group            Common Stock    74144T108       4211    64,488SH     SOLE                             64,488
Qualcomm                      Common Stock      747525103    29608   435,035SH     SOLE                            435,035
Rackspace Hosting Inc         Common Stock      750086100     5131    88,795SH     SOLE                             88,795
Wells Fargo & Co. New         Common Stock      949746101      354    10,375SH     SOLE                             10,375
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